Guarantor Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statement of Operations
Net revenue	$ 860,311	$ 846,907	$ 800,173
Direct cost of revenue	502,050	494,426	469,537
Gross profit	358,261	352,481	330,636
Operating expenses	334,538	337,343	343,507
Non-operating expenses	31,403	32,682	30,212
Loss before provision for income taxes	(7,680)	(17,544)	(43,083)
Provision (benefit) for income taxes	5,267	6,093	10,392
Net income (loss)	(12,947)	(23,637)	(53,475)
Customers
Condensed Consolidating Statement of Operations
Net revenue	860,311	846,907	800,173
Direct cost of revenue	502,050	494,426	469,537
Parent
Condensed Consolidating Statement of Operations
Operating expenses	3,938	2,704	6,972
Non-operating expenses	31,654	28,906	25,959
Equity in Earnings of Subsidiaries	(10,868)	5,538	28,148
Loss before provision for income taxes	(24,724)	(37,148)	(61,079)
Provision (benefit) for income taxes	(11,777)	(13,511)	(7,604)
Net income (loss)	(12,947)	(23,637)	(53,475)
Guarantor subsidiaries
Condensed Consolidating Statement of Operations
Net revenue	430,745	789,809	622,567
Direct cost of revenue	251,527	602,856	462,095
Gross profit	179,218	186,953	160,472
Operating expenses	172,006	181,771	181,129
Non-operating expenses	(8,390)	(5,176)	(8,527)
Loss before provision for income taxes	15,602	10,358	(12,130)
Provision (benefit) for income taxes	11,251	13,957	13,768
Net income (loss)	4,351	(3,599)	(25,898)
Guarantor subsidiaries | Customers
Condensed Consolidating Statement of Operations
Net revenue	759,902	693,960	638,444
Direct cost of revenue	226,802	223,364	225,867
Guarantor subsidiaries | Intercompany
Condensed Consolidating Statement of Operations
Net revenue	(329,157)	95,849	(15,877)
Direct cost of revenue	24,725	379,492	236,228
Non-Guarantor subsidiaries
Condensed Consolidating Statement of Operations
Net revenue	456,822	479,469	454,250
Direct cost of revenue	277,779	313,941	284,086
Gross profit	179,043	165,528	170,164
Operating expenses	158,594	152,868	155,406
Non-operating expenses	8,139	8,952	12,780
Loss before provision for income taxes	12,310	3,708	1,978
Provision (benefit) for income taxes	5,793	5,647	4,228
Net income (loss)	6,517	(1,939)	(2,250)
Non-Guarantor subsidiaries | Customers
Condensed Consolidating Statement of Operations
Net revenue	100,409	152,947	161,729
Direct cost of revenue	275,248	271,062	243,670
Non-Guarantor subsidiaries | Intercompany
Condensed Consolidating Statement of Operations
Net revenue	356,413	326,522	292,521
Direct cost of revenue	2,531	42,879	40,416
Elimination
Condensed Consolidating Statement of Operations
Net revenue	(27,256)	(422,371)	(276,644)
Direct cost of revenue	(27,256)	(422,371)	(276,644)
Equity in Earnings of Subsidiaries	10,868	(5,538)	(28,148)
Loss before provision for income taxes	(10,868)	5,538	28,148
Net income (loss)	(10,868)	5,538	28,148
Elimination | Intercompany
Condensed Consolidating Statement of Operations
Net revenue	(27,256)	(422,371)	(276,644)
Direct cost of revenue	$ (27,256)	$ (422,371)	$ (276,644)